Management of financial risk - Financial assets measured at amortized cost from banking operations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Financial assets measured at amortized cost	¥ 13,385	¥ 601,588
Financial assets measured at fair value through other comprehensive income	482,497
Total financial assets	7,102,545	8,590,010
Loss allowance	82,340	54,795
Financial assets measured at amortized cost, Gross carrying amount	13,575	602,299
Financial assets measured at amortized cost, Loss allowance	190	711
Loans and advances to customer
Disclosure of credit risk exposure
Loss allowance	190	711
Credit risk | Loans and advances to customer
Disclosure of credit risk exposure
Financial assets measured at amortized cost	13,575	602,299
Financial assets measured at fair value through other comprehensive income	1,103,460
Total financial assets	1,117,035	602,299
Loss allowance	¥ 190	¥ 711